DEBT - Schedule of Debt (Details) - USD ($)		1 Months Ended				12 Months Ended
	Mar. 03, 2017	Dec. 31, 2020	Oct. 31, 2019	Aug. 31, 2019	Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2013
Debt Instrument [Line Items]
Total debt (gross)		$ 2,379,531,000				$ 2,379,531,000	$ 2,568,751,000
Subtotal (excluding lessor VIE loans)		885,860,000				885,860,000	985,582,000
Deferred finance charges		(28,749,000)				(28,749,000)	(32,924,000)
Total debt		2,350,782,000				2,350,782,000	2,535,827,000
- Golar Bear facility
Debt Instrument [Line Items]
Total debt (gross)		104,807,000				$ 104,807,000	0
Secured Debt
Debt Instrument [Line Items]
Maturity period of debt					5 years	5 years
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt (gross)		36,472,000				$ 36,472,000	$ 43,767,000
Maximum borrowing capacity									$ 87,500,000
Maturity period of debt			5 years				5 years
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt (gross)		0				$ 0	$ 41,667,000
Maximum borrowing capacity								$ 62,500,000
Maturity period of debt						5 years
Secured Debt | Margin Loan
Debt Instrument [Line Items]
Total debt (gross)		0				$ 0	100,000,000
Maturity period of debt	3 years
Secured Debt | - Golar Bear facility
Debt Instrument [Line Items]
Total debt (gross)		0				0	75,425,000
Secured Debt | - Golar Frost facility
Debt Instrument [Line Items]
Total debt (gross)		65,649,000				65,649,000	76,590,000
Secured Debt | - Golar Glacier facility
Debt Instrument [Line Items]
Total debt (gross)		110,625,000				110,625,000	127,579,000
Secured Debt | - Golar Snow facility
Debt Instrument [Line Items]
Total debt (gross)		111,108,000				111,108,000	128,112,000
Secured Debt | - Golar Kelvin facility
Debt Instrument [Line Items]
Total debt (gross)		128,562,000				128,562,000	147,025,000
Secured Debt | - Golar Ice facility
Debt Instrument [Line Items]
Total debt (gross)		83,857,000				83,857,000	100,799,000
Secured Debt | - Golar Tundra facility
Debt Instrument [Line Items]
Total debt (gross)		89,450,000				89,450,000	104,884,000
Secured Debt | - Golar Seal facility
Debt Instrument [Line Items]
Total debt (gross)		90,178,000				90,178,000	100,424,000
Secured Debt | - Golar Crystal facility
Debt Instrument [Line Items]
Total debt (gross)		83,596,000				83,596,000	91,275,000
Secured Debt | - Hilli facility
Debt Instrument [Line Items]
Total debt (gross)		691,488,000				691,488,000	783,071,000
Secured Debt | $1.125 billion newbuild facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		1,125,000,000				1,125,000,000				$ 1,125,000,000
Convertible Debt | 2017 Convertible bonds
Debt Instrument [Line Items]
Total debt (gross)		383,739,000				383,739,000	368,133,000
Credit Facility | Term Facility
Debt Instrument [Line Items]
Total debt (gross)		0				0	150,000,000
Face amount		$ 100,000,000.0		$ 150,000,000		100,000,000.0	0
Maturity period of debt		366 days		15 months
Credit Facility | Margin Loan
Debt Instrument [Line Items]
Face amount				$ 110,000,000.0
Credit Facility | Gimi Facility
Debt Instrument [Line Items]
Total debt (gross)		$ 300,000,000				$ 300,000,000	$ 130,000,000